STOCKHOLDERS EQUITY (Details) - $ / shares	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Volatility	64.80%
Risk-free rate	0.30%
Contractual term	3 years	3 years	3 years
Exercise price	$ 3.75	$ 2.70
Warrant [Member]
Exercise price	$ 0.93	$ 1.50	$ 1.44	$ 1.33
Warrant [Member] | Minimum [Member]
Volatility	63.50%	56.40%	56.40%	69.90%
Risk-free rate	0.20%	0.30%	0.30%	1.30%
Contractual term	4 years	4 years	4 years	4 years
Exercise price	$ 0.75	$ 0.75	$ 0.75	$ 0.75
Warrant [Member] | Maximum [Member]
Volatility	66.50%	74.10%	74.10%	73.30%
Risk-free rate	0.50%	1.80%	1.80%	2.90%
Contractual term	5 years	5 years	5 years	5 years
Exercise price	$ 3.75	$ 3.75	$ 3.75	$ 3.75